Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Employee benefits [Abstract]
Disclosure of total employee defined benefit plans in statement of financial position [Text Block]
As of
December 31, 2019 and 2018
, the total staff benefits recorded in the Consolidated Statement of Financial Position is detailed as follows:

Employees’ Benefits	As of December 31, 2019		As of December 31, 2018
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Short term benefits	27,356,205	-	31,600,044	-
Employment termination benefits	-	33,571,138	194,119	26,901,088
Total	27,356,205	33,571,138	31,794,163	26,901,088

Disclosure of Short-term employee benefits expense [Text Block]
The total short-term benefits recorded in the Consolidated Statement of Financial Position are detailed as follows:

Short-Term Employees’ Benefits	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Vacation	11,500,170	10,518,298
Bonus and compensation	15,856,035	21,081,746
Total	27,356,205	31,600,044

Disclosure of termination benefits [Text Block]
The obligation recorded for severance indemnity is detailed as follows:

Severance Indemnity	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Current	-	194,119
Non-current	33,571,138	26,901,088
Total	33,571,138	27,095,207

Disclosure of reimbursement rights [text block]
The change in the severance indemnity is detailed as follows:

Severance Indemnity	ThCh$
Balance as of January 1, 2018	23,699,115
Current cost of service	2,154,071
Interest cost	1,742,273
Actuarial (Gain) losses	1,322,754
Paid-up benefits	(1,640,831)
Past service cost	306,746
Business combinations (1)	776,718
Conversion effect	(1,281,341)
Others	15,702
Changes	3,396,092
As of December 31, 2018	27,095,207
Current cost of service	2,457,762
Interest cost	1,750,514
Actuarial (Gain) losses	4,086,158
Paid-up benefits	(1,773,734)
Past service cost	930,906
Conversion effect	(787,975)
Others	(187,700)
Changes	6,475,931
As of December 31, 2019	33,571,138
(1)

See
Note 15 – Business combinations, letter a)
.

Disclosure of termination benefits expense [Text Block]
The figures recorded in the Consolidated Statement of Income, are detailed as follows:

Expense recognized for severance indemnity	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Current cost of service	2,457,762	2,154,071	1,942,099
Past service cost	930,906	306,746	604,337
Non-provided paid benefits	3,959,881	6,547,694	6,023,869
Other	70,747	175,005	269,377
Total expense recognized in Consolidated Statement of Income	7,419,296	9,183,516	8,839,682

Disclosure of information about actuarial assumptions [Text Block]
The main actuarial assumptions used for the calculation of the severance indemnity obligation are detailed as follows:

Actuarial Assumptions			Chile		Argentina
			As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018
Mortality table			RV_2014	RV-2014	Gam,83	Gam,83
Annual interest rate			4.50%	5.69%	49.14%	34.62%
Voluntary employee turnover rate			1.9%	1.9%	"ESA 77 Adjusted" - 50%	"ESA 77 Adjusted" - 50%
Company’s needs rotation rate			5.3%	5.3%	"ESA 77 Adjusted" -50%	"ESA 77 Adjusted" - 50%
Salary increase (*)			3.7%	3.7%	45.11%	28.27%
Estimated retirement age for (*)	Officers		60	60	60	60
	Other	Male	65	65	65	65
		Female	60	60	60	60

(*)
Average of the Company.

Disclosure of information about sensitivity analysis [Text Block]
The Following is a sensitivity analysis based on increased (decreased) of 1 percent on the discount rate:

Sensitivity Analysis	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
1% increase in the Discount Rate (Gain)	2,126,263	1,623,794
1% decrease in the Discount Rate (Loss)	(2,479,498)	(1,880,258)

Disclosure of information about other employee expense [Text Block]
The amounts recorded in the Consolidated Statement of Income are detailed as follows:

Personal expense	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Salaries	168,117,881	159,246,822	151,944,702
Employees’ short-term benefits	27,469,694	31,528,110	27,588,955
Total expenses for short-term employee benefits	195,587,575	190,774,932	179,533,657
Employments termination benefits	7,419,296	9,183,516	8,839,682
Other staff expense	34,115,503	32,183,184	32,485,170
Total (1)	237,122,374	232,141,632	220,858,509

(1)
See
Note 29 – Natures of cost and expense
.